Staff costs	12 Months Ended
Dec. 31, 2019
Disclosure Of Staffing Costs [Abstract]
Staffing costs

16. Staff costs

	Year ended December 31,
in USD ‘000	2019	2018	2017
Wages and salaries	10,403	9,023	7,715
Social charges	2,124	946	993
Post-employment benefits expense	145	416	435
Share-based payments	11,884	9,152	8,856
Total staff costs	24,556	19,537	17,999

The Group employed on average 48.5 full-time equivalents (“FTE”) in 2019, compared to 39.6 FTE in 2018 and 32.3 FTE in 2017, and 50.1 FTE as at December 31, 2019 compared to 43.2 FTE as at December 31, 2018 and 37.7 FTE as at December 31, 2017.

For the year ended December 31, 2019, the post-employment benefits line includes a gain of USD 527 thousand relating to the plan amendment enacted in 2019 (2018: 172 thousand, 2017: nil).